Share-Based Payments - Summary of Share Rights (Details)		12 Months Ended
		Jun. 30, 2022 AUD ($) shares $ / shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number		4,676,946	3,500,000
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number		309,049	0	0
Share Rights | Non-Executive Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized | $		$ 3,615,341
Share Rights | Anthony Bellas
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Nov. 30, 2021
Number		66,000
Vesting date		Jun. 30, 2022
Fair value | $ / shares		$ 11.95
Expiry		Jun. 30, 2023
Expense recognized | $		$ 788,700
Share Rights | Andrew Liveris
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Nov. 30, 2021
Number		66,000
Vesting date		Jun. 30, 2022
Fair value | $ / shares		$ 11.95
Expiry		Jun. 30, 2023
Expense recognized | $		$ 788,700
Share Rights | Robert Cooper
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Nov. 30, 2021
Number		66,000
Vesting date		Jun. 30, 2022
Fair value | $ / shares		$ 11.95
Expiry		Jun. 30, 2023
Expense recognized | $		$ 788,700
Share Rights | Zhanna Golodryga
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Nov. 30, 2021
Number		17,549
Vesting date		Jun. 30, 2022
Fair value | $ / shares		$ 11.95
Expiry		Jun. 30, 2023
Expense recognized | $		$ 209,711
Share Rights | Trevor St Baker
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Nov. 30, 2021
Number		66,000
Vesting date		Jun. 30, 2022
Fair value | $ / shares		$ 11.95
Expiry		Jun. 30, 2023
Expense recognized | $	[1]	$ 710,905
Share Rights | Greg Baynton
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Nov. 30, 2021
Number		27,500
Vesting date		Jun. 30, 2022
Fair value | $ / shares		$ 11.95
Expiry		Jun. 30, 2023
Expense recognized | $	[2]	$ 328,625

[1]	Trevor St Baker resigned as a Director on May 26, 2022, causing 6,510 of share rights previously issued to him to be forfeited.
[2]	Greg Baynton retired as a Director on November 30, 2021 but retained his performance rights. The expense associated with his Share Rights was accelerated and the full value of the share rights was recognized at his retirement date